Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2022
Entity Registrant Name	dei_EntityRegistrantName	NEIMAN FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001215880
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 27, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2023
Prospectus Date	rr_ProspectusDate	Jan. 30, 2023
Advisors Capital US Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Advisors Capital US Dividend Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advisors Capital US Dividend Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 18.84% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.84%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in dividend-paying common stock of U.S. companies. The Fund defines U.S. companies as those domiciled in the U.S., deriving a majority of revenue or profits from the U.S., maintaining a majority of assets in the U.S., or listed on a U.S. stock exchange. The Fund invests in companies of any capitalization. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor").

The Sub-Advisor seeks long-term capital appreciation by investing primarily in S&P 500 common stocks that regularly pay dividends. The Sub-Advisor selects investments based on higher relative dividend yields, dividend growth potential, and anticipated stock price appreciation. The Sub-Advisor identifies potential for dividend growth by reviewing a company’s dividend history, dividend policy, capital allocation policy, and company free cash flow projections. The Sub-Advisor identifies potential for stock price appreciation by examining fundamental factors including projected industry revenue growth, anticipated company earnings growth, and valuation criteria. The Sub-Advisor's philosophy is to invest long-term in what it believes are attractively-valued, conservatively-structured, competitively-advantaged, dynamic companies with growing free cash flow and honest, competent leadership. These companies are selected based on fundamental macro and micro-level analysis. Selected companies will typically have stronger balance sheets, better profitability, and lower earnings volatility relative to peers. The Sub-Advisor uses SEC filings, computer databases, industry publications, general and business publications, brokerage firm research reports, and other information sources to gather information used in the fundamental analysis.

The Fund is typically structured with 30 to 50 stocks spread across seven to ten sectors. The Fund is diversified, invested in multiple industries, and the Sub-Advisor uses statistical analysis to avoid what it believes are over exposures to individual risk factors. The Sub-Advisor regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise for future appreciation. The Fund is expected to have low annual turnover. Each investment has an intended two- to four-year time frame, although investments may be held longer if the company's fundamentals remain favorable, or sold earlier if the fundamentals weaken. The Sub-Advisor expects the Fund to have a better-than-market dividend yield with lower downside risk when compared to the S&P 500 Index. The Sub-Advisor focuses primarily on companies which regularly generate free cash flow even in weaker economic environments. Further, these investments feature companies with less debt in their capital structure and which have higher average profitability versus benchmark index averages. The Sub-Advisor believes these criteria will provide for less downside risk as measured by downside capture over the full market cycle. Downside capture ratio is the performance of the Fund relative to an index in a negative return environment.

The Sub-Advisor sells a stock when it reaches the Sub-Advisor's estimate of intrinsic value, when there is a more attractively priced stock as an alternative, when the fundamentals of the business have changed, or when the Sub-Advisor determines that management of the company is not enhancing shareholder value. The Sub-Advisor reviews a company’s return on invested capital (ROIC) compared to the company’s weighted average cost of capital (WACC). The Sub-Advisor believes that companies with ROIC below their WACC are not enhancing shareholder value.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Growth Investing Risk. If the Sub-Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times. Financial sector companies are often subject to extensive governmental regulation and the potential for additional burdensome regulation. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and product liability claims. Information technology companies face intense competition and potentially rapid product obsolescence.

Small- and Mid-Capitalization Companies Risk. The Fund invests in the stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks.

The earnings and prospects of these companies are generally more volatile than larger companies. Small- and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small- and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-247-3841.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-247-3841
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (For the period ended December 31, 2022)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (12/31/22) +8.41% Worst Quarter (6/30/22) -15.94%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.94%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisors Capital US Dividend Fund | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.45%
Advisors Capital US Dividend Fund | Advisors Capital US Dividend Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACUSX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.69%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,264
Annual Return 2022	rr_AnnualReturn2022	(21.05%)
1 Year	rr_AverageAnnualReturnYear01	(21.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital US Dividend Fund | Advisors Capital US Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(21.05%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.85%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital US Dividend Fund | Advisors Capital US Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.68%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital US Dividend Fund | Advisors Capital US Dividend Fund | S&P 500® Index
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Advisors Capital Small/Mid Cap Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advisors Capital Small/Mid Cap Fund (the "Fund") seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 14.66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.66%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in the securities of small- capitalization and mid-capitalization companies. The Fund defines small- and mid-capitalization companies as those with market capitalizations of less than $7 billion at the time of purchase. The Fund invests primarily in companies located in the United States, but may invest in foreign issuers. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor").

The Sub-Advisor's philosophy is to invest long-term in what it believes are relatively attractively-valued, conservatively-structured, competitively-advantaged, dynamic companies with growing free cash flow and honest, competent leadership. These companies generate excess operating cash flow above capital expenditures, and have lower volatility in those cash flows relative to peers. Typically, companies are focused on one business and exhibit dominance within a specialized niche. The Sub-Advisor determines dominance by reviewing a company’s market share in its industry compared to peers as well as comparing the company’s profitability metrics relative to industry averages. Other factors such as brand recognition and unique business model can also play a role in dominance assessment. The Sub-Advisor believes that dominant companies typically have higher market share, exercise more pricing power, have better operating profit margins, and exhibit superior profitability metrics compared to peers over the full market cycle.

The Sub-Advisor's investment process is largely bottom up. Quantitative screening is used to identify both growth and value companies that meet the Sub-Advisor's criteria. The companies that pass quantitative screens are then reviewed using qualitative screens. Qualitative metrics are industry position, management team skill, and business strategy viability. Companies with negative attributes such as a high level of institutional ownership, multiple business segments, and inconsistent cash flows are typically avoided. Industry position primarily refers to market share of a company and market share rank relative to competitors, but could also refer to a unique business model not easily duplicated by competitors. The Sub-Advisor constructs the portfolio using a focused, relatively sector-neutral portfolio of approximately 30-45 names diversified across seven to ten sectors using statistical technique to avoid what it believes are over exposures to individual risk factors. The resulting portfolio is comprised of both growth and value companies.

The Sub-Advisor regularly reviews each of the companies in the portfolio to confirm that each company's stock continues to hold promise of future appreciation. The Sub-Advisor sells stocks that it no longer believes hold such promise. The Sub-Advisor strives to achieve an excess return over the Russell 2500 Index with lower risk as measured by the downside capture ratio.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Small-and Mid-Capitalization Companies Risk. The Fund invests in the stocks of small- and mid-capitalization companies, which may subject the Fund to additional risks. The earnings and prospects of these companies are generally more volatile than larger companies. Small-and mid-capitalization companies may experience higher failure rates (bankruptcy) than do larger companies. The trading volume of securities of small-and mid-capitalization companies are normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Common Stock Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Foreign Risk. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Growth Investing Risk. If the Sub-Advisor's perceptions of a company's growth potential are wrong, the securities purchased may not perform as expected, reducing the Fund's return.

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Sector Risk. Sector risk is the possibility that all stocks within the same group of industries will decline in price due to sector-specific market or economic developments. The Fund may be overweight in certain sectors at various times. Financial sector companies are often subject to extensive governmental regulation and the potential for additional burdensome regulation. The healthcare sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and product liability claims. Information technology companies face intense competition and potentially rapid product obsolescence. Industrial sector companies may be adversely affected by supply and demand related to their specific products or services and industrial sector products in general as well as technological developments and introduction of new products.

Value Investing Risk. Value investing attempts to identify companies selling at a discount to their intrinsic value. Value investing is subject to the risk that a company's intrinsic value may never be fully realized by the market or that a company judged by the Sub-Advisor to be undervalued may actually be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-247-3841.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-247-3841
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (For the period ended December 31, 2022)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (12/31/22) +3.24% Worst Quarter (6/30/22) -16.16%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.16%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisors Capital Small/Mid Cap Fund | Russell 2500TM Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.32%)
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACSMX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.69%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.94%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 197
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	609
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,047
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,264
Annual Return 2022	rr_AnnualReturn2022	(28.60%)
1 Year	rr_AverageAnnualReturnYear01	(28.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(28.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(14.00%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.93%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.51%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital Small/Mid Cap Fund | Advisors Capital Small/Mid Cap Fund | Russell 2500TM Index
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section – Advisors Capital Tactical Fixed Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Advisors Capital Tactical Fixed Income Fund (the "Fund") seeks total return with capital preservation as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the expenses and fees that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year ended, the Fund’s portfolio turnover rate was 80.56% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	80.56%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same each year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	The Principal Investment Strategy of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund invests at least 80% of its assets (defined as net assets plus borrowing for investment purposes) in fixed-income securities. The Fund defines fixed-income securities as fixed or floating rate cash equivalents, debt instruments, preferred stock, and exchange-traded funds ("ETFs") that primarily invest in the preceding instruments. Fixed income securities are selected without restriction as to maturity, credit quality (including high yield or junk bonds), currency, issuer country or capitalization. However, preferred stocks are limited to 30% of the Fund's portfolio. The Fund's investment advisor delegates execution of the Fund's investment strategy to Advisors Capital Management, LLC (the "Sub-Advisor"). The Sub-Advisor primarily employs a fund-of-funds strategy by using ETFs.

The Sub-Advisor seeks total return with capital preservation as a secondary objective by employing an opportunistic and unconstrained investment strategy to access the what it believes to be the most attractive total return opportunities based on prevailing market conditions. However, the Fund will comply with its 80% investment policy. Unconstrained is intended to allow for a broad spectrum of investment instruments, not limited to investment grade, high yield, corporates or preferred stocks. Prevailing market conditions refers to the current market environment including, but not limited to such factors to as interest rates, credit spreads and the macroeconomic outlook. The Sub-Advisor conducts a macro environment analysis before reviewing fundamental research and applying proprietary internal value screens for potential investments, including a credit analysis screen.

The Sub-Advisor's ongoing review process focuses on:

·	Continuous review of global macro environment
·	Position specific evaluations
·	Assessment of composite volatility and portfolio returns

To maintain the secondary investment objective of capital preservation, the Sub-Advisor may invest in cash equivalents and/or any other security or ETF with similar capital preservation characteristics at the Sub-Advisor's discretion. The Sub-Advisor is unconstrained in the allocation to such investments and may invest up to 100% of the portfolio in such "defensive" positions. The Sub-Advisor may also invest up to 20% of the Fund's assets in inverse ETFs in an effort to hedge risks such as interest rate risk. Inverse funds are designed to deliver performance opposite of that of a benchmark index.

The Sub-Advisor sells securities when it believes they are not consistent with the primary and/or secondary investment objective as discussed above. The Sub-Advisor may engage in frequent trading to achieve the Fund's investment objective, which may result in turnover in excess of 100%.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Fixed Income Securities Risk. Fixed income securities fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than the market price of shorter-term securities. Fixed income securities are also subject to credit risk, extension risk and prepayment risk.

Exchange Traded Funds Risk. To the extent that the Fund invests in ETFs, the Fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) the ETF. These expenses would be in addition to the advisory fee and other expenses that the Fund bears in connection with its own operations. Investment in an ETF carries security specific risk and the market risk. Also, if the area of the market representing the ETF's underlying index or benchmark (if any) does not perform as expected for any reason, the value of the investment in the ETF may decline. In addition, due to transactions via market prices rather than at net asset value, the performance of an ETF may not completely replicate the performance of the underlying index.

Foreign Risk. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. These risks include adverse political, social and economic developments, differing auditing and legal standards, war, expropriation and nationalization.

General Risks. Domestic economic growth and market conditions, interest rate levels, and political events are among the factors affecting the securities markets in which the Fund invests. There is the risk that these and other factors may adversely affect the Fund's performance. You could lose money by investing in the Fund.

Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Hedging Risk. The Sub-Advisor's hedging techniques using inverse ETFs may not be effective as an inverse ETF may not fully offset the price decline of a security or group of securities held in the Fund’s portfolio.

High-Yield Securities ("Junk Bond") Risk. The Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the underlying funds' ability to sell these securities (liquidity risk).

Management Risk. The Sub-Advisor's implementation of the Fund's strategy may fail to produce the intended results. Although the Sub-Advisor has managed similar strategies, the Sub-Advisor has not managed a mutual fund.

Preferred Stock Risk. To the extent that the Fund invests in shares of preferred stock, the Fund may be subject to additional risks. Preferred shares generally pay dividends at a specified rate and generally have preference over common shares in the payments of dividends and the liquidation of an issuer's assets. Shareholders may suffer a loss of value if dividends are not paid. Shareholders may experience a loss of value due to adverse interest rate movements or a decline in the issuer's credit rating.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance History
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns. The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund. The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-888-247-3841.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table shown below provide some indication of the risks of investing in the Fund and the variability of its returns.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart shows changes in the Fund’s performance from year to year for each full calendar year over the lifetime of the Fund.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The performance table shows how the Fund’s average annual total returns for 1 year and since inception compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-888-247-3841
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (For the period ended December 31, 2022)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter (12/31/22) +2.36% Worst Quarter (6/30/22) -5.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.12%)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURN FOR THE PERIODS ENDED 12/31/22
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Advisors Capital Tactical Fixed Income Fund | Bloomberg US Intermediate Corporate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.64%)
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACTIX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	1.69%
Distribution or Similar (Non 12b-1) Fees	rr_DistributionOrSimilarNon12b1FeesOverAssets	0.25%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	2.13%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 216
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	667
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,144
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,462
Annual Return 2022	rr_AnnualReturn2022	(9.94%)
1 Year	rr_AverageAnnualReturnYear01	(9.94%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.34%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.42%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.99%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021
Advisors Capital Tactical Fixed Income Fund | Advisors Capital Tactical Fixed Income Fund | Bloomberg US Intermediate Corporate Bond Index
Prospectus [Line Items]	rr_ProspectusLineItems
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 19, 2021

[1]	12b-1 fees restated to reflect current fees.
[2]	12b-1 fees restated to reflect current fees.
[3]	12b-1 fees restated to reflect current fees.